Debt securities in issue	6 Months Ended
Jun. 30, 2021
Debt securities in issue
Debt securities in issue
Note 13: Debt securities in issue

	At 30 June 2021			At 31 December 2020
	At fair value through profit or loss	At amortised cost	Total	At fair value through profit or loss	At amortised cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	6,818	40,423	47,241	6,783	42,621	49,404
Covered bonds	—	20,120	20,120	—	23,980	23,980
Certificates of deposit	—	4,225	4,225	—	7,998	7,998
Securitisation notes	38	4,093	4,131	45	4,406	4,451
Commercial paper	—	12,407	12,407	—	8,392	8,392
	6,856	81,268	88,124	6,828	87,397	94,225
The notes issued by the Group’s securitisation and covered bond programmes are held by external parties and by subsidiaries of the Group.
Securitisation programmes
At 30 June 2021, external parties held £4,131 million (31 December 2020: £4,451 million) and the Group’s subsidiaries held £27,038 million (31 December 2020: £27,448 million) of total securitisation notes in issue of £31,169 million (31 December 2020: £31,899 million). The notes are secured on loans and advances to customers and debt securities held at amortised cost amounting to £33,752 million (31 December 2020: £34,584 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. The structured entities are consolidated fully and all of these loans are retained on the Group's balance sheet.
Covered bond programmes
At 30 June 2021, external parties held £20,120 million (31 December 2020: £23,980 million) and the Group’s subsidiaries held none (31 December 2020: £100 million) of total covered bonds in issue of £20,120 million (31 December 2020: £24,080 million). The bonds are secured on certain loans and advances to customers amounting to £31,698 million (31 December 2020: £34,960 million) that have been assigned to bankruptcy remote limited liability partnerships. These loans are retained on the Group's balance sheet.
Cash deposits of £4,674 million (31 December 2020: £3,930 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group.